October 1, 2020

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1520

Harris Associates Investment Trust File Nos. 033-38953; 811-06279

Re:	Post-Effective Amendment No. 65

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Harris Associates Investment Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (“PEA 65”) on behalf of the series and classes shown on Schedule A. PEA 65 includes the prospectus (the “Prospectus”) and statement of additional information (the “SAI”) relating to the series and classes of the Registrant listed in Schedule A and for the new class of each series, as discussed below. This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add R6 Class shares as a new class of shares for each series listed in Schedule A. Other than disclosure with respect to the new R6 Class shares, changes to reflect the addition of Oakmark Bond Fund in a joint registration statement with each other series of the Registrant, and changes to each Fund’s management fee structure and certain shareholder fees, PEA 65 does not otherwise differ in any significant way from the Registrant’s currently effective Registration Statement.

Other than with respect to new disclosure previously identified, the form and text of the Prospectus are substantially the same as the parallel disclosure in the Prospectuses contained in the currently effective registration statement for the Registrant and in the following registration statements previously reviewed by the Staff filed pursuant to Rule 485(a):

K&L Gates LLP

1601 K Street N.W.  Washington  DC 20006

T +1 202 778 9000  F +1 202 778 9100  klgates.com

•	Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Advisor Class and Institutional Class shares of each series of the Registrant except Oakmark Bond Fund (Accession No. 0001104659-16-142574) (September 1, 2016).

•	Post-Effective Amendment No. 62 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Advisor Class and Institutional Class shares of Oakmark Bond Fund (Accession No. 0001104659-20-039596) (March 27, 2020).

Other than with respect to new disclosure previously identified, the form and text of the SAI are substantially the same as parallel disclosure in the SAIs contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 52 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Advisor Class and Institutional Class shares of each series of the Registrant except Oakmark Bond Fund (Accession No. 0001104659-16-142574) (September 1, 2016).

•	Post-Effective Amendment No. 62 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Advisor Class and Institutional Class shares of Oakmark Bond Fund (Accession No. 0001104659-20-039596) (March 27, 2020).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 65. Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 65 will become effective on December 15, 2020. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 16, 2020. This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9156 or Ndenisarya M. Bregasi at (202) 778-9021 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Melissa T. Herr

Melissa T. Herr

SCHEDULE A to

Transmittal Letter of K&L Gates LLP

Dated October 1, 2020

Series	Class
Oakmark Fund	Advisor Class Investor Class Institutional Class Service Class
Oakmark Select Fund	Advisor Class Investor Class Institutional Class Service Class
Oakmark Global Fund	Advisor Class Investor Class Institutional Class Service Class
Oakmark International Fund	Advisor Class Investor Class Institutional Class Service Class
Oakmark International Small Cap Fund	Advisor Class Investor Class Institutional Class Service Class
Oakmark Global Select Fund	Advisor Class Investor Class Institutional Class Service Class
Oakmark Equity and Income Fund	Advisor Class Investor Class Institutional Class Service Class
Oakmark Bond Fund	Advisor Class Institutional Class